Business Combinations - Cost, FV of Assets, Goodwill and Other (Details) € / shares in Units, $ in Thousands, item in Millions				1 Months Ended	12 Months Ended
	Aug. 01, 2018 USD ($) Center l	Jan. 26, 2018 USD ($)	Jan. 12, 2018 EUR (€)	Jun. 30, 2018 EUR (€) m² employee item Center l	Dec. 31, 2018 EUR (€) Center	Dec. 31, 2017 EUR (€) Center € / shares shares	Dec. 31, 2016 EUR (€)	Dec. 28, 2018 USD ($)	Aug. 31, 2018 EUR (€)	Aug. 01, 2018 EUR (€) Center	Jan. 26, 2018 EUR (€)	Jul. 25, 2017 EUR (€)	Jun. 01, 2017	Feb. 28, 2017 USD ($)	Feb. 28, 2017 EUR (€)	Jan. 31, 2017 USD ($)	Jan. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 27, 2016 Center	Sep. 30, 2014 EUR (€)
Other disclosures:
Share capital					€ 119,604,000	€ 119,604,000
Plasmavita Healthcare GmbH
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Consideration transferred to create a joint venture						12,500
Other disclosures:
Share capital						€ 25,000
Number of shares outstanding | shares						25,000
Par value (in Euros per share) | € / shares						€ 1
Contribution					10,000,000
Additional contribution					10,000,000
Percentage of ownership in joint venture						50.00%
Number of plasma centers | Center						10
Plasmavita Healthcare GmbH | European partners
Other disclosures:
Percentage of ownership in joint venture						50.00%
Acquisition of assets used in donor centers from Kedplasma
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Total business combination cost					€ 21,841,000				€ 20,939,000
Other disclosures:
Number of donor centers | Center					6
Biotest Acquisition
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Total business combination cost	$ 286,454									€ 245,126,000
Fair value of net assets acquired	133,761									114,463,000
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	$ 152,693									€ 130,663,000
Other disclosures:
Ownership interest acquired (as a percent)	100.00%									100.00%
Number of plasma centers owned | Center	24									24
Plasma collected in preceding financial year (in litres) | l	850,000
Combined revenue since January 1, 2018					€ 90,216,000
Combined profit since January 1, 2018					5,592,000
Revenue of acquiree since acquisition date					73,747,000
Profit of acquiree since acquisition date					7,473,000
Haema, AG
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Total business combination cost				€ 220,191,000
Fair value of net assets acquired				49,057,000
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)				€ 171,134,000
Other disclosures:
Ownership interest acquired (as a percent)				100.00%
Number of plasma centers owned | Center				35
Number of plasma collection centers under construction | Center				3
Area of headquarters (in square metre) | m²				24,000
Total number of employees | employee				1,100
Plasma collected in preceding financial year (in litres) | l				800,000
Number of plasma donations collected | item				1
Combined revenue since January 1, 2018					39,517,000
Revenue of acquiree since acquisition date					46,758,000
Profit of acquiree since acquisition date					53,000
Goetech, LLC. ("MedKeeper")
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
First repurchase of non-controlling interests		$ 14,000									€ 11,475,000
Second repurchase of non-controlling interests (discounted amount)		18,241									14,952,000
Purchase of remaining non-controlling interests		52,458									42,998,000
Total business combination cost		84,699									69,425,000
Fair value of net assets acquired		17,207									14,104,000
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)		67,492									€ 55,321,000
Other disclosures:
Share capital increase | $		$ 98,000
Ownership interest acquired (as a percent)		51.00%									51.00%
Ownership in subsidiary (as a percent)		51.00%
Repurchase of own shares from noncontrolling shareholder in 2 business days | $		$ 14,000
Repurchase of own shares from noncontrolling shareholder in two years | $		$ 20,000
Option to purchase remaining voting rights, term (in years)		3 years
Revenue of acquiree since acquisition date					9,210,000
Profit of acquiree since acquisition date					€ 1,778,000
Aigues Minerals de Vilajuiga S. A.
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Total business combination cost			€ 550,000
Other disclosures:
Ownership interest acquired (as a percent)			50.00%										50.00%
Ownership in subsidiary (as a percent)			100.00%
Hologic acquisition
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Payment in cash																$ 1,865,000	€ 1,734,077,000
Result of the cancellation of the existing contract																45,057	41,894,000
Total business combination cost																1,910,057	1,775,971,000
Fair value of net assets acquired																332,923	309,551,000
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)																$ 1,577,134	€ 1,466,420,000
Other disclosures:
Expenses incurred for acquisition						€ 13,000,000	€ 5,100,000
Kiro Grifols S.L (formerly Kiro Robotics S.L)
Other disclosures:
Share capital increase																				€ 21,000,000
Ownership interest acquired (as a percent)												40.00%								50.00%
Additional ownership interest acquired, consideration transferred												€ 12,800,000
Ownership in subsidiary (as a percent)					90.00%
Kiro Grifols S.L (formerly Kiro Robotics S.L) | Socios Fundadores Kiro, S.L.
Other disclosures:
Ownership in subsidiary held by noncontrolling interests (as a percent)					10.00%
Kedplamsa acquisition
Details of the aggregate business combination cost, fair value or net assets acquired and goodwill:
Payment in cash														$ 47,083	€ 44,238,000
Total business combination cost														47,083	44,238,000
Fair value of net assets acquired														4,403	4,137,000
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)														$ 42,680	€ 40,101,000
Other disclosures:
Number of Plasma Donor Centers acquired | Center																			6
Advance paid for acquisition | $																		$ 15,000
Biotest Us Corporation and Haema AG
Other disclosures:
Consideration for sale of subsidiary | $								$ 538,014